Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,245	$ 356
Less accumulated depreciation	(335)	(227)
Property and equipment, net	910	129
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25	25
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18	13
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	89	46
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	587	189
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	33	25
Stock image, music & video [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 481	$ 58